Shareholder Report, Holdings (Details) - C000261678	Apr. 30, 2026
AA
Holdings [Line Items]
Percent of Total Investments	8.30%
A
Holdings [Line Items]
Percent of Total Investments	1.80%
BBB
Holdings [Line Items]
Percent of Total Investments	6.90%
BB or lower
Holdings [Line Items]
Percent of Total Investments	11.90%
N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	71.00%
N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.10%
Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	99.90%	[1]
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[2]

[1]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.1% of total investments), such as U.S. treasury bills or money market funds.